Revenue (Details) - Schedule of Revenue	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Revenue [Line Items]
Total Revenue	RM 64,751,592	$ 13,726,701	RM 44,463,195
Business strategy consultancy [Member]
Schedule of Revenue [Line Items]
Total Revenue	52,647,479	11,160,748	20,789,179
Technology development, solutions and consultancy [Member]
Schedule of Revenue [Line Items]
Total Revenue	8,250,188	1,748,959	19,733,018
Interest income [Member]
Schedule of Revenue [Line Items]
Total Revenue	3,193,950	677,086	1,118,641
Others [Member]
Schedule of Revenue [Line Items]
Total Revenue	RM 659,975	$ 139,908	RM 2,822,357